Acquisition - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Revenue		$ 82,981	$ 72,983	$ 259,360	$ 225,766
Income (loss) before tax		$ 33,937	$ 34,726	114,930	$ 97,075
SuprNation
Business Acquisition [Line Items]
Total cash purchase price	$ 30,600
Consideration transferred, escrow	5,500
Contingent consideration liability	$ 6,500
Performance-based holdback, term (in months)	18 months
Transaction costs	$ 2,000
Revenue				24,000
Income (loss) before tax				$ (2,700)